Commitments, Contingencies, Liens and Collaterals	12 Months Ended
Dec. 31, 2018
Commitments, Contingencies, Liens and Collaterals [Abstract]
COMMITMENTS, CONTINGENCIES, LIENS AND COLLATERALS

NOTE 13:- COMMITMENTS, CONTINGENCIES, LIENS AND COLLATERALS

a.	Claims:

Certain legal claims have been filed against the Group’s companies.

In the opinion of the managements of the Group, which is based, inter alia, on legal opinions as to the probability of the claims, appropriate provisions have been included in the financial statements, with respect to the exposure involved in such claims.

Following are the Group’s material claims as of December 31, 2018:

1.	The Company - application for 1999 class action:

In November 1999, a number of institutional and other investors (the “Plaintiffs”), holding shares in Elscint Ltd.(a subsidiary of the Company which was merged into the Company (“Elscint”) instituted a claim against the Company, Elscint, the Company’s former controlling shareholders, past officers in the said companies and others. Together with the claim a motion was filed to certify the claim as a class action on behalf of everyone who was a shareholder in Elscint on September 6, 1999 and until the submission of the claim, excluding the Company and certain other shareholders.

During 2018, a settlement agreement was approved, according to which the plaintiffs, their attorneys and the class members received NIS 50 million as a final compensation.

The Company’s share in the aforementioned compensation was NIS 4.6 million and the remained amount was paid by the Company’s D&O Insurance.

2.	VAT and Customs assessments:

On July 2, 2018, the Company was issued a court decision in a lawsuit brought by the Company against the Israeli Tax Authority relating to VAT assessments issued to the Company and relating to the period from April 2006 to June 2011. In the decision, the court partially accepted the Israeli Tax Authority’s position and ruled that the Company should have deducted input tax at rates lower than those actually deducted by the Company.

Accordingly, the Company shall pay the Israeli Tax Authority an amount of approximately NIS 11.5 million for the relevant period.

On November 19, 2018, the Company has reached a settlement agreement with the Israeli Tax Authority in connection with VAT assessments for the years 2013 through 2018, according to which the Company shall pay approximately NIS 5.7 million.

As for December 31, 2018 the Company’s net liability to the VAT authority is NIS 10.8 million out of which NIS 5.7 million were classified as current liability and NIS 5.1 million as long term liability based on the settlement agreements signed with VAT authority.

3.	Other legal proceedings in the ordinary course of business:

As of December 31, 2018, the Company and its subsidiaries are involved in various legal proceeding relating to their ordinary course of business. Although the final outcome of these claims cannot be estimated at this time, the managements of these companies believe based on legal advice, that the claims, individually and in the aggregate, are not expected to materially impact the Company’s financial statements.

b.	Other contingent liabilities:

1.	Indemnification to directors and officers of the Company:

The General Meeting of the Company’s shareholders has approved the grant of prospective indemnification undertaking to the Company’s directors and officers (including for their service as officers at the Company’s subsidiaries, where applicable). The total aggregate indemnification shall not exceed USD 40 million, and all in excess of an amount paid (if paid) by insurance companies under applicable insurance policies. The Company’s Board of directors and Audit committee has also approved an exemption of officers from liability for any damage caused by breach of a duty of care towards the Company.

2.	Indemnification to directors and officers of Elbit Medical Technologies:

In November 2010, the shareholders’ of Elbit Medical have approved the grant of an exemption and indemnification to directors and officers of Elbit Medical (including such that serve also as officers of the Company). In the framework of the exemption and indemnification undertaking letter (as amended pursuant to the approval Elbit Medical Technologies shareholders on July 2012), Elbit Medical exempted the recipients of the indemnification undertaking letters also from liability for actions performed while serving as officers of Elbit Medical or its subsidiaries or a company in which Elbit Medical is an interested party.

The total indemnification that Elbit Medical Technologies shall pay to each of the indemnified parties (in addition to amount received from the insurance companies according to the insurance policy) shall not exceed USD 40 million. The maximum indemnification amount shall not be affected by payment according to any insurance policy or its existence unless the indemnification amount claimed was already covered by the insurance companies or by any third party.

3.	Motion to reveal and review internal documents:

In March 2018, a Shareholder of the Company has filed a motion with the Financial Department of the District Court in Tel-Aviv to reveal and review internal documents of the Company and of PC, with respect to the events related to that certain agreements that were signed in connection with the Casa Radio Project in Romania and the sale of the US portfolio in past. Such events were previously disclosed by the Company and are detailed in Notes 4c and 13b6. In July 2018, the Company has filed a response to the relevant court. On January 13, 2019, a Court hearing was held following which the judge decided that the board of directors of each of the two companies will examine the relevant facts and the allegations raised by the plaintiff and decide whether or not they should file a law suit against any of its officers. The two companies will submit their conclusion to both the court and the plaintiff (not later than June 27, 2019) and afterwards the plaintiff will notify the court weather or not  he wishes to continue with the Motion.

4.	Indemnifications relating to sale of real estate assets:

In the framework of the transactions for the sale of the Group’s real estate as well other transactions, the Group has undertaken to indemnify the respective purchasers for any losses and costs incurred in connection with the sale transactions. The indemnifications usually include: (i) Indemnifications in respect of integrity of title on the assets and/or the shares sold (i.e: that the assets and/or the shares sold are owned by the Group and are free from any encumbrances and/or mortgage and the like). Such indemnifications generally survived indefinitely and are capped to the purchase price in each respective transaction and (ii) Indemnifications in respect of other representation and warranties included in the sales agreements (such as: development of the project, responsibility to defects in the development project, tax matter, environmental matters, employees and others). Such indemnifications are limited in time and are generally caped to certain percentages of the purchase price.

5.	Indemnification to Insightec

During February 2018, Elbit Medical completed the issuing of convertible Notes which are secured by a lien on part of Elbit Medical’s shares in Gamida and Insightec. The lien on Gamida and Insightec’s shares was made possible following an amendment to both of their Articles of association to reflect that the lien on Gamida and Insightec’s shares does not constitute a Right of First Refusal that Gamida and Insightec’s shareholders have arising out of the Articles, and that solely realization of these shares will activate the aforementioned Right of First Refusal (the “Amendment”).

As a precondition for the Amendment, Elbit Medical undertook to indemnify Insightec and each of its officers, directors, mangers, members, partners, employees and agents, shareholders and any other persons controlling Insightec or any of its affiliates (collectively: “Indemnified Persons”) to the fullest extent lawful, from and against any liabilities, losses, damage or expenses (including payment to advisors) incurred that arises out of or in connection with the Amendment, whether or not resulting from an Indemnified Person’s negligence (“Losses”), provided, however, that Elbit Medical shall not be responsible for any Losses that arise out of or are based on any action of or failure to act by Insightec to the extent such Losses are determined, by a final, non-appealable judgment by a court, to have resulted solely from Insightec’s gross negligence or willful misconduct.

In addition, Elbit Medical undertook to indemnify (subject to the certain conditions specified in the letter of undertaking) Gamida and each of its officers and jointly controlled subsidiary, as well as Teva Pharmaceutical Industries Ltd., from and against any liability and/or damage and/or expense and/or loss that arises out of or in connection with the information (including information regarding Gamida and its business, activities, etc.) provided by the aforementioned to Elbit Medical and/or the Company (during the period in which Gamida was a private company (i.e. until October 26, 2018)), in order for them to meet their disclosure obligations under US and Israeli securities law and the regulations promulgated there under.

In addition, Elbit Medical undertook to include Gamida's officers, as they will be from time to time, at the expense of Elbit Medical, in the annual insurance policy covering the liability of directors and officers of the Company, on the same terms and conditions as apply to an officer of Elbit Medical. This obligation also expired once Gamida is no longer a private company (i.e. since October 26, 2018).

6.	Foreign Corrupt Practices Act (FCPA) Issues

On March 12, 2018, the Securities and Exchange Commission (“SEC”) approved an offer of settlement (“Offer”) that was submitted to it by the Company regarding concerns of a violations of the books and records and internal accounting controls provisions of the Foreign Corrupt Practices Act of 1977 (“FCPA”), as follows:

1. In March 2016 PC announced that its board of directors became aware of certain issues with respect to certain agreements that were executed in the past by PC in connection with the Casa Radio Project in Romania (see also Note 4c1) that may indicate potential violation of the requirements of the FCPA, including the books and records provisions of the FCPA.

2. In addition, in April 2017 the Company’s board of directors and PC’s board of directors became aware of certain issues with respect to an agency and commission agreement from 2011 regarding the sale in 2012 of property in the U.S. jointly owned by PC and the Company. The characteristics of the said agreements could raise red flags that this agreements may be a potential violation of the requirements of the FCPA, including the books and records provisions of the FCPA.

Upon the discovery of each of the cases described above, the Company appointed an internal committees to examine these events and at the same time updated the SEC.

The internal committees has concluded their examination of these matters and submitted their recommendations to the Company’s board of directors. The Company’s board of directors fully adopted the committee’s recommendations, and is working to implement them.

Following discussions with the SEC regarding the potential violation of the requirements of the FCPA, the Company and SEC entered into an order containing the SEC’s findings.

stipulated:

1. Pursuant to Section 21C of the Securities Exchange Act of 1934 (“Exchange Act”), the Company cease and desist from committing or causing any violations and any future violations of Sections 13(b)(2)(A) and 13(b)(2)(B) of the Exchange Act. and 2.The Company paid a civil money penalty in the amount of USD 500,000 to the SEC for transfer to the general fund of the United States Treasury, subject to Exchange Act Section 21F(g)(3).

In determining to accept the order the SEC considered remedial acts that the Company promptly undertook, its self-reporting, and its cooperation afforded to the SEC staff, including having conducted a thorough internal investigation, voluntarily providing detailed reports to the staff, fully responding to the staff’s requests for additional information in a timely manner, and providing translations of certain documents.

7.	On June 28, 2018 the Company has received written notification from the Nasdaq Stock Market (“Nasdaq”), indicating that the Company is no longer in compliance with the continued listing requirement under Nasdaq Listing Rule 5450(b)(3)(C) because the market value of its publicly held shares was below $15,000,000 for 30 consecutive business days. Under Nasdaq rules, publicly held shares is defined as shares not held directly or indirectly by an officer, director or any person who is the beneficial owner of more than 10% of the total shares outstanding of the Company.

The Company submitted an appeal. On 7 February, 2019 the Nasdaq informed the Company that it has determined to delist the Company’s ordinary shares from the Nasdaq and will suspend trading in the shares effective at the open of business on February 11, 2019.

The Nasdaq has determined to remove from listing the ordinary shares of the Company, effective at the opening of the trading session on May 13, 2019.

c.	Liens, collateral and guarantees:

1.	The Company’s notes:

Series I notes are secured by a first ranking floating chargeon all the Company’s property and assets and first ranking charges over the Company’s existing and future interest and rights in and to the Company’s wholly owned subsidiaries and Elbit Ultrasound (Luxembourg) B.V./Sa.r.l (“EUL LUX”), including rights to any amount owed to the Company by EUL LUX. In addition the Company has granted to series I note a corporate guarantee by EUL LUX and a negative pledge over the respective assets of EUL LUX. The collaterals securing the notes are subject to exceptions as set forth in the Arrangement. The Company holds through EUL LUX its shareholdings in PC.

The Company and its wholly owned subsidiaries, EUL LUX have not created, nor undertook to create any pledges contrary to their obligations under the notes.

In 2018, the Company mortgaged the repayments of the Vender loan (as mention in Note 19a), with a first-ranking lien, in favor of the trustee of holders of Series I.

2.	Elbit Medical Notes are secured by a pledge on 75% of Elbit Medical’s holdings in Insightec and Gamida in a “value to loan” ratio of 200%.